Loan Receivable, Net (Details)		12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Aug. 11, 2025 USD ($)	Aug. 11, 2025 HKD ($)	May 23, 2025 USD ($)	May 23, 2025 HKD ($)	Apr. 16, 2025 USD ($)	Apr. 16, 2025 HKD ($)	Apr. 03, 2025 USD ($)	Apr. 03, 2025 HKD ($)	Apr. 02, 2025 USD ($)	Apr. 02, 2025 HKD ($)	Jan. 20, 2025 USD ($)	Jan. 20, 2025 HKD ($)
Loan Receivable, Net [Line Items]
Short-term loan		$ 954,881	$ 1,066,363
Interest income		23,090	12,313
EPED Limited [Member]
Loan Receivable, Net [Line Items]
Short-term loan	[1]	576,643	410,625
Space Plus Limited [Member]
Loan Receivable, Net [Line Items]
Short-term loan	[2]	320,357	410,625
Loan Agreement [Member]
Loan Receivable, Net [Line Items]
Interest income		$ 41,655	$ 13,846
Loan Agreement [Member] | AIMO (HK) Limited [Member]
Loan Receivable, Net [Line Items]
Short-term loan					$ 64,071	$ 500,000			$ 320,357	$ 2,500,000					$ 128,320	$ 1,000,000
Interest rate		8.00%
Loan Agreement [Member] | EPED Limited [Member]
Loan Receivable, Net [Line Items]
Short-term loan							$ 256,286	$ 2,000,000			$ 320,357	$ 2,500,000
Interest rate		8.00%
Loan Agreement [Member] | Space Plus Limited [Member]
Loan Receivable, Net [Line Items]
Short-term loan													$ 320,357	$ 2,500,000
Interest rate		8.00%

[1]	EPED Limited is controlled by Mr. Hoi Lung CHAN.
[2]	Space Plus Limited is controlled by Mr. Cheong Shing KU, the beneficial owner and director of the Company.